Principal Activities and Organization - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 17, 2020 $ / shares	Oct. 31, 2016 $ / shares
Proceeds from initial public offering			¥ 726,300	$ 111,310
Share price | $ / shares						$ 0.77
IPO [Member] | American Depositary Shares [Member]
Number of share issued, ADS | shares		7,407,400
Number of share issued, price per share | $ / shares					$ 14.00
Proceeds from initial public offering | $		$ 103,700
Over-Allotment Option [Member] | American Depositary Shares [Member]
Number of share issued, ADS | shares	8,175,750
Proceeds from initial public offering | $	$ 114,500
Common stock shares issuable | shares	768,350
Share price | $ / shares	$ 14.00